Long-Term Investments (Details) - Schedule of long-term investments - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	$ 5,104,400	$ 5,381,441
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	44,693	55,324
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	1,490,002	1,568,455
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	1,192,002	1,254,764
Zhejiang Wangxin Health Technology Co., Ltd. (“Wangxin”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	983,401	1,035,180
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	447,001	470,537
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	298,000	313,691
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	236,571	249,027
Chengdu Zhongfuze Management LLP(“Zhongfuze”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	74,500	78,423
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	74,500	78,423
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	74,500	78,423
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	74,500	78,423
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	74,500	78,423
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Long-Term Investments (Details) - Schedule of long-term investments [Line Items]
Total	$ 40,230	$ 42,348